TAXATION (Narrative) (Details)	12 Months Ended
	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)	Dec. 31, 2016 USD ($)
Income Tax [Line Items]
Federal corporate income tax rate	25.00%	25.00%	25.00%
Statutory reserves	¥ 466,252,857	¥ 351,763,271		$ 67,154,380
Impact of change of enacted tax rate	5,603,309	30,046,299	¥ 51,987,023
Utilization and reversal of valuation allowances	¥ 26,930,923	32,863,827	213,556,261
CHINA [Member]
Income Tax [Line Items]
Federal corporate income tax rate	25.00%
Reduced statutory rate	15.00%
Dividend distribution witholding tax	10.00%
Statutory reserves	¥ 2,869,500,611	2,025,814,478	1,259,750,077
Deferred tax liability reinvested earnings	¥ 143,475,031	¥ 101,290,724	¥ 62,897,504
CHINA [Member] | Minimum [Member]
Income Tax [Line Items]
Dividend distribution witholding tax	5.00%
HONG KONG [Member]
Income Tax [Line Items]
Federal corporate income tax rate	16.50%
LUXEMBURG [Member]
Income Tax [Line Items]
Federal corporate income tax rate	28.80%
JAPAN [Member]
Income Tax [Line Items]
Federal corporate income tax rate	38.00%
SWITZERLAND [Member]
Income Tax [Line Items]
Federal corporate income tax rate	8.50%
GERMANY [Member]
Income Tax [Line Items]
Federal corporate income tax rate	33.00%
ITALY [Member]
Income Tax [Line Items]
Federal corporate income tax rate	31.40%
FRANCE [Member]
Income Tax [Line Items]
Federal corporate income tax rate	33.33%
PORTUGAL [Member]
Income Tax [Line Items]
Federal corporate income tax rate	23.00%
UNITED STATES [Member]
Income Tax [Line Items]
State/Province tax rate	8.84%
UNITED STATES [Member] | Minimum [Member]
Income Tax [Line Items]
Federal corporate income tax rate	15.00%
UNITED STATES [Member] | Maximum [Member]
Income Tax [Line Items]
Federal corporate income tax rate	35.00%
CANADA [Member]
Income Tax [Line Items]
Federal corporate income tax rate	15.00%
State/Province tax rate	11.50%
AUSTRALIA [Member]
Income Tax [Line Items]
Federal corporate income tax rate	30.00%
SOUTH AFRICA [Member]
Income Tax [Line Items]
Federal corporate income tax rate	28.00%
BRAZIL [Member]
Income Tax [Line Items]
Federal corporate income tax rate	15.00%
MEXICO [Member]
Income Tax [Line Items]
Federal corporate income tax rate	30.00%